Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Practices
The CHC Committee’s practice is to grant equity awards to our NEOs during the first quarter of each year, typically in late February when the CHC Committee has the financial information necessary to establish appropriate performance award criteria for the current year and to certify the achievement of the performance criteria for the prior fiscal year. Equity awards to other employees are granted by the CHC Committee in April of each year, except in special circumstances where awards may be made at other times during the year. We do not engage in the practice of timing grants with the release of non-public
information nor do we time the disclosure of material
non-public
information for the purpose of affecting the value of executive compensation. In 2024, the Company did not grant stock options to any NEO during any period beginning four business days before and ending one business day after the filing of any Company periodic report on Form
10-Q
or Form
10-K,
or the filing or furnishing of any Company current report on Form
8-K
that disclosed any material nonpublic information. We did not grant stock options or other stock-based compensation other than performance-based restricted stock described herein.

Award Timing Method	In 2024, the Company did not grant stock options to any NEO during any period beginning four business days before and ending one business day after the filing of any Company periodic report on Form
10-Q
or Form
10-K,
or the filing or furnishing of any Company current report on Form
8-K
that disclosed any material nonpublic information.
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false